Ordinary shares, Convertible preferred shares and Treasury shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended								7 Months Ended		12 Months Ended
	May 31, 2024 shares	Aug. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Jan. 31, 2022 CNY (¥) shares	Jan. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares
Ordinary shares, Convertible preferred shares and Treasury shares
Payment of net issuance costs | ¥											¥ 79,138
Preferred stock, conversion ratio											1
Exercise of conversion features of preferred shares upon the consummation of IPO (in shares) | shares	265,846,254
Repurchase of shares (in shares) | shares											10,930,530
Repurchase of treasury shares | ¥											¥ 186,812
Series Pre-A Preferred shares
Ordinary shares, Convertible preferred shares and Treasury shares
Issuance of shares (in shares) | shares					50,588,234	50,588,234	75,882,351	75,882,351
Preferred stock par value (in dollars per share) | $ / shares						$ 3.9535		$ 3.9535
Preferred stock, cash consideration					¥ 1,268,360	$ 200,000	¥ 1,935,810	$ 300,000
Payment of net issuance costs | ¥							¥ 1,690
Series A Preferred shares
Ordinary shares, Convertible preferred shares and Treasury shares
Issuance of shares (in shares) | shares		4,382,686	133,134,641	1,858,342
Preferred stock par value (in dollars per share) | $ / shares		$ 5.3811	$ 5.3811	$ 5.3811						$ 5.3811
Preferred stock, cash consideration									¥ 5,375,178	$ 750,000
Payment of net issuance costs | ¥									¥ 2,134